Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

17.  Leases

Lease obligations

Lease obligations as at December 31 are as follows:

	2020			2019
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other leases	13,994	8,542	22,536	16,972	8,900	25,872
Total	13,994	8,542	22,536	16,972	8,900	25,872

The detail, by maturity, of the non-current payment obligations under leases as of December 31, 2020 is as follows:

	2022	2023	2024	2025	2026 and after	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other leases	6,177	4,319	1,287	824	1,387	13,994
Total	6,177	4,319	1,287	824	1,387	13,994

Future net minimum lease payments are as follows:

	Undiscounted minimum lease payments		Present value of minimum lease payments
	2020	2019	2020	2019
	US$'000	US$'000	US$'000	US$'000
Within 1 year	8,836	10,161	8,542	8,900
Between 1 and 5 years	13,488	17,569	12,608	16,256
After 5 years	1,748	911	1,386	716
Total minimum lease payments	24,072	28,641	22,536	25,872
Less: amounts representing finance lease charges	1,536	2,769	—	—
Present value of minimum lease payments	22,536	25,872	22,536	25,872

IFRS 16 has had the following effect on components of the consolidated financial statements:

2020
US$'000
Balance at December 31, 2019	(25,872)
Additions	(5,471)
Disposals and other	102
Interest	(1,358)
Lease payments	11,673
Exchange differences	(1,610)
Balance at December 31, 2020	(22,536)

On January 1, 2020, lease liabilities were discounted at the incremental borrowing rate was 5.5% for the year ended December 31, 2020.

Leases are presented as follows in the Statement of financial position:

2020
US$'000
Non-current assets
Leased land and buildings	17,588
Leased plant and machinery	24,446
Accumulated depreciation	(22,498)

Non-current liabilities
Lease liabilities	(13,994)

Current liabilities
Lease liabilities	(8,542)

Leases are presented as follows in the Consolidated income statement:

2020
US$'000
Depreciation and amortization charges, operating allowances and write-downs
Depreciation of right of use assets	10,112

Finance costs
Interest expense on lease liabilities	1,358

Exchange differences
Currency translation gains on lease liabilities	(1,610)
Currency translation losses on right of use assets	2,138

Leases are presented as follows in the Statement of cash flows:

2020
US$'000
Payments for:
Principal	10,315
Interest	1,358